PRINCIPAL ACCOUNTING POLICIES - Other income/ (expense) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Other income/ (expense)
Gain on disposal of cost method investment (Note 8)		¥ 1,374,462,407	¥ 149,066,258
Foreign exchange gains/(losses)		468,671,832	(557,995,284)	¥ 12,638,982
Subsidy income		263,538,347	220,631,285	199,418,778
Gain on disposal of available-for-sale investment (Note 8)	$ 6,140,402	39,951,298	140,651,759
Dividends from long-term investment		46,550,230	48,911,066
Gain on disposal of a subsidiary	1,754,052	11,412,387
Gain on deconsolidation of subsidiaries			252,000	2,294,451,702
Impairments of cost method investments	(21,405,634)	(139,271,481)	(11,628,980)
Impairments of available-for-sale investment	(41,760,725)	(271,707,804)	(36,357,902)
Provision/impairment for an equity method investment (Note 8 and Note 13)	(148,685,890)	(967,395,005)
Others		52,785,926	19,621,511	(25,529,632)
Total	$ 135,099,540	¥ 878,998,137	¥ (26,848,287)	¥ 2,480,979,830